Cover Document	May 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2020
Entity Registrant Name	DANAHER CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08089
Entity Tax Identification Number	59-1995548
Entity Address, Address Line One	2200 Pennsylvania Avenue, NW,
Entity Address, Postal Zip Code	20037-1701
Entity Address, Address Line Two	Suite 800W,
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
City Area Code	202
Local Phone Number	828-0850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000313616
Common Stock [Member]
Entity Listings [Line Items]
Trading Symbol	DHR
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.01 par value
Preferred Stock [Member]
Entity Listings [Line Items]
Trading Symbol	DHR.PRA
Security Exchange Name	NYSE
Title of 12(b) Security	4.75% Mandatory Convertible Preferred Stock, Series A, without par value
Floating Rate Senior Notes Due 2022 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR F 06/30/22
Security Exchange Name	NYSE
Title of 12(b) Security	Floating Rate Senior Notes due 2022
1.7% Senior Notes Due 2022 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 1.7 01/04/22
Security Exchange Name	NYSE
Title of 12(b) Security	1.700% Senior Notes due 2022
1.7% Senior Notes Due 2024 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 1.7 03/30/24
Security Exchange Name	NYSE
Title of 12(b) Security	1.700% Senior Notes due 2024
2.5% Senior Notes Due 2025 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 2.5 07/08/25
Security Exchange Name	NYSE
Title of 12(b) Security	2.500% Senior Notes due 2025
0.2% Senior Notes Due 2026 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 0.2 03/18/26
Security Exchange Name	NYSE
Title of 12(b) Security	0.200% Senior Notes due 2026
2.1% Senior Notes Due 2026 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 2.1 09/30/26
Security Exchange Name	NYSE
Title of 12(b) Security	2.100% Senior Notes due 2026
1.2% Senior Notes Due 2027 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 1.2 06/30/27
Security Exchange Name	NYSE
Title of 12(b) Security	1.200% Senior Notes due 2027
0.45% Senior Notes Due 2028 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 0.45 03/18/28
Security Exchange Name	NYSE
Title of 12(b) Security	0.450% Senior Notes due 2028
2.5% Senior Notes Due 2030 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 2.5 03/30/30
Security Exchange Name	NYSE
Title of 12(b) Security	2.500% Senior Notes due 2030
0.75% Senior Notes Due 2031 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 0.75 09/18/31
Security Exchange Name	NYSE
Title of 12(b) Security	0.750% Senior Notes due 2031
1.35% Senior Notes Due 2039 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 1.35 09/18/39
Security Exchange Name	NYSE
Title of 12(b) Security	1.350% Senior Notes due 2039
1.8% Senior Notes Due 2049 [Member]
Entity Listings [Line Items]
Trading Symbol	DHR 1.8 09/18/49
Security Exchange Name	NYSE
Title of 12(b) Security	1.800% Senior Notes due 2049